Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of financial information of joint operation

	As of December 31, 2024	As of December 31, 2023
Assets
Noncurrent assets	290,683	344,411
Current assets	402	878

Liabilities
Noncurrent liabilities	2,428	1,801
Current liabilities	6,483	11,860

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Operating costs	(2,081)	(1,687)	(943)
Depreciation, depletion and amortization	(62,751)	(78,860)	(43,139)
General and administrative expenses	(227)	(846)	(568)
Other operating income and expenses	—	—	2
Impairment of long -lived assets	—	(1,679)	—
Financial results, net	(118)	1,561	2,484

Total	(65,177)	(81,511)	(42,164)